Investment Portfolioas of August 31, 2023 (Unaudited)
DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.6%
Alabama 2.6%
Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 5.25% (a), 1/1/2054, GTY: Goldman Sachs Group, Inc.	5,000,000	5,197,078
Alabama, Black Belt Energy Gas District, Gas Project Revenue:
Series B, 5.25% (a), 12/1/2053, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,925,000	2,030,199
Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc. (b)	800,000	834,978
Jefferson County, AL, Sewer Revenue, Series C, 0%–6.9% 10/1/2050 (c), INS: AGMC	5,000,000	5,230,125
		13,292,380
Arizona 2.7%
Arizona, State Health Facilities Authority Revenue, Banner Health, Series B, MUNIPSA + 0.25%, 4.31% (a), 1/1/2046	1,900,000	1,875,220
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,760,000	2,449,224
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	896,130
Series D, 144A, 5.0%, 7/1/2051	1,035,000	909,625
Series G, 144A, 5.0%, 7/1/2051	550,000	483,376
Series A, 144A, 5.25%, 7/1/2047	1,000,000	928,160
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,011,559
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC, Series A, 5.0%, 7/1/2037	2,000,000	2,028,935
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	2,060,000	1,466,405
144A, 5.0%, 6/15/2049	1,030,000	914,102
144A, 5.0%, 6/15/2052	710,000	622,838
		13,585,574
California 5.4%
California, CSCDA Community Improvement Authority, Essential Housing Revenue, Series A, 144A, 5.0%, 7/1/2051	750,000	683,384
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series B-1, 3.85%, 6/1/2050	2,710,000	2,478,815
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,105,506
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	5,750,000	7,018,139
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	1,635,000	1,373,254
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,025,545
4.0%, 9/1/2046	3,825,000	3,105,988

California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	270,000	241,675
Series A, 144A, 5.0%, 11/15/2051	135,000	117,892
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co.	620,000	621,302
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,450,000	1,335,081
Los Angeles, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2037	2,375,000	2,562,884
Nuveen California Quality Municipal Income Fund:
Series 7, 144A, AMT, 4.13% (d), 9/7/2023, LIQ: Royal Bank of Canada	950,000	950,000
Series 1-1362, 144A, AMT, 4.15% (d), 9/7/2023, LIQ: Societe Generale	3,350,000	3,350,000
Series 6, 144A, AMT, 4.15% (d), 9/7/2023, LIQ: JPMorgan Chase Bank NA	100,000	100,000
		27,069,465
Colorado 5.2%
Colorado, Aurora Highlands Community Authority Board, Special Tax Revenue, Series A, 5.75%, 12/1/2051	5,000,000	4,454,518
Colorado, Brighton Crossing Metropolitan District No. 6 Ltd., Series A, 5.0%, 12/1/2050	1,500,000	1,271,498
Colorado, Broadway Park North Metropolitan District No. 2:
144A, 5.0%, 12/1/2040	1,100,000	1,029,843
144A, 5.0%, 12/1/2049	1,275,000	1,152,539
Colorado, Broadway Station Metropolitan District No. 3, Series B, 0%–7.5% 12/1/2049 (c)	2,000,000	1,241,169
Colorado, General Obligation, Series A, 144A, 5.0%, 12/1/2051	1,150,000	983,313
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	2,167,000	1,942,025
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	6,365,000	6,758,668
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Seies A-1, 4.0%, 8/1/2037	1,695,000	1,619,081
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	892,750
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	508,178
5.0%, 12/1/2034	1,000,000	1,013,671
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,745,000	1,752,580
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	560,000	430,064
4.0%, 12/1/2051	1,590,000	1,118,155
		26,168,052
Connecticut 0.1%
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project:
144A, 4.0%, 4/1/2041	190,000	162,562
144A, 4.0%, 4/1/2051	705,000	564,260
		726,822
District of Columbia 1.0%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	3,370,000	2,993,127
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	1,240,000	1,090,453
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AGMC	1,395,000	1,028,047
		5,111,627

Florida 10.4%
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	750,000	587,744
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (e)	1,722,553	94,740
Collier County,FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	1,315,000	1,314,217
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	237,314
Series A-1, 5.0%, 10/1/2033	230,000	236,331
Series A-1, 5.0%, 10/1/2034	230,000	234,658
Series A-1, 5.0%, 10/1/2035	115,000	116,430
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	185,000	181,875
Series A-1, 5.0%, 11/1/2058	295,000	287,358
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,648,906
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	1,190,000	1,051,843
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,000,000	1,957,979
Series A, 144A, 6.375%, 5/1/2053	800,000	782,210
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2050	2,065,000	1,982,001
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25% (a), 7/1/2057	1,000,000	1,020,517
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	75,000	72,683
Series B, 5.0%, 7/1/2042	80,000	77,529
Series A-1, 5.0%, 7/1/2051	70,000	65,268
Series B, 5.0%, 7/1/2051	115,000	107,226
Series A-1, 5.0%, 2/1/2057	100,000	91,389
Series B, 5.0%, 7/1/2057	120,000	109,619
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	1,500,000	1,503,041
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5% (a), 1/1/2049	1,905,000	1,833,501
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	493,158
Series A, 5.0%, 2/15/2048	1,150,000	1,113,735
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project:
Series A, 144A, 5.0%, 11/15/2056	1,000,000	700,956
Series A, 144A, 5.25%, 11/15/2056	9,000,000	6,584,213
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
4.0%, 10/1/2044	1,395,000	1,158,224
4.0%, 10/1/2049	1,905,000	1,519,071
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,750,000	1,608,520
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,042,731
Florida, Village Community Development District No. 12, Special Assessment Revenue:
4.25%, 5/1/2043	2,295,000	2,089,265
4.375%, 5/1/2050	1,920,000	1,703,423
Florida, Village Community Development District No. 13, Special Assessment Revenue, 3.25%, 5/1/2052	1,685,000	1,165,416

Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	2,665,000	2,722,791
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	720,000	723,552
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,805,413
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project:
Series A, 144A, 5.0%, 1/15/2049	825,000	727,894
Series A, 144A, 5.0%, 1/15/2054	850,000	734,980
Miami-Dade County, FL, Seaport Revenue:
Series B1, AMT, 4.0%, 10/1/2046	2,570,000	2,346,951
Series A, AMT, 5.0%, 10/1/2040	1,500,000	1,549,539
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 3.9% (d), 9/7/2023, LOC: TD Bank NA	100,000	100,000
Osceola County, FL, Transportation Revenue:
Seies A2, Zero Coupon, 10/1/2049	3,400,000	822,876
Seies A2, Zero Coupon, 10/1/2051	4,775,000	1,028,799
Seies A2, Zero Coupon, 10/1/2054	4,570,000	827,072
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	361,298
Series A, 5.5%, 11/15/2049	3,635,000	2,785,868
		52,310,124
Georgia 1.7%
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	1,420,000	1,172,497
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	3,365,000	2,748,931
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	4,110,000	4,264,221
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 4.12% (d), 9/7/2023, LIQ: JPMorgan Chase Bank NA	400,000	400,000
		8,585,649
Illinois 6.0%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2035	2,500,000	2,296,916
Series A, 5.0%, 12/1/2033	740,000	761,192
Chicago, IL, General Obligation:
Series B, 4.0%, 1/1/2036	950,000	908,260
Series A, 6.0%, 1/1/2038	2,180,000	2,298,510
Chicago, IL, International Airport Authority, Gary Jet Center Project, 4.1% (d), 9/7/2023, LOC: BMO Harris Bank NA	200,000	200,000
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,139,336
Illinois, Housing Development Authority Revenue:
Series B, 3.0%, 4/1/2051	3,490,000	3,335,687
Series E, 5.25%, 10/1/2052	3,870,000	3,992,188
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045* (e)	7,935,000	3,174,000
Illinois, State General Obligation:
5.0%, 11/1/2034	1,500,000	1,527,347
5.0%, 1/1/2035	300,000	303,958
Series A, 5.0%, 12/1/2042	3,610,000	3,664,952
Series B, 5.25%, 5/1/2041	1,875,000	1,982,253
Series B, 5.25%, 5/1/2043	1,000,000	1,052,396

5.5%, 5/1/2039	1,535,000	1,648,610
5.75%, 5/1/2045	1,470,000	1,581,106
		29,866,711
Indiana 2.0%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,322,280
Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,590,989
Indiana, State Finance Authority, Franciscan Alliance Inc., Obligated Group, Series J, 3.95% (d), 9/1/2023, LOC: Barclays Bank PLC	3,090,000	3,090,000
Indiana, State Finance Authority, Tippecanoe LLC Student Housing Project, Series A, 5.0%, 6/1/2053	1,435,000	1,439,689
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	710,000	726,769
		10,169,727
Iowa 1.3%
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	5,210,000	4,292,901
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	275,000	258,767
Iowa, Tobacco Settlement Authority Revenue:
“2", Series B-2, Zero Coupon, 6/1/2065	3,555,000	387,684
“2", Series B1, 4.0%, 6/1/2049	1,550,000	1,510,964
		6,450,316
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,255,000	1,149,367
Kentucky 0.2%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.0%, 6/1/2045	1,275,000	1,194,222
Louisiana 0.0%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	10,421
Massachusetts 2.0%
Massachusetts, Educational Financing Authority, Issue M, Series B, AMT, 2.0%, 7/1/2037	1,150,000	955,798
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 4.2% (d), 9/7/2023, LOC: TD Bank NA	1,150,000	1,150,000
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	1,005,000	779,712
Series A, 4.0%, 6/1/2056	450,000	338,659
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.95% (d), 9/1/2023, LOC: Bank of America NA	955,000	955,000
Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	90,000	89,615
Series B, AMT, 4.25%, 7/1/2044	3,800,000	3,680,402
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2-R, 3.9% (d), 9/1/2023, LOC: TD Bank NA	650,000	650,000

Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Total Home Care Inc., Series K, 3.8% (d), 9/1/2023, LOC: TD Bank NA	200,000	200,000
Massachusetts, State Water Resources Authority, Series A1, 4.08% (d), 9/7/2023, SPA: JPMorgan Chase Bank NA	1,200,000	1,200,000
		9,999,186
Michigan 1.5%
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043	1,500,000	1,141,270
Michigan, Finance Authority Higher Facilities, Ltd. Obligation Revenue, Kettering University Project:
4.0%, 9/1/2045	1,775,000	1,550,142
4.0%, 9/1/2050	1,660,000	1,406,805
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	926,729
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue:
“1", Series C, 4.0%, 6/1/2049	1,000,000	887,850
Seies A2, 5.0%, 6/1/2040	1,770,000	1,835,076
		7,747,872
Minnesota 1.8%
Minnesota, State Housing Finance Agency, Series I, 5.0%, 7/1/2053	3,880,000	3,971,722
Minnesota, State Office of Higher Education Revenue:
AMT, 2.65%, 11/1/2038	1,895,000	1,703,136
AMT, 4.0%, 11/1/2042	3,430,000	3,145,088
		8,819,946
Missouri 1.3%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series A, 144A, 6.25%, 4/15/2049	3,750,000	2,993,285
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	1,450,000	1,210,526
Series A, 5.0%, 2/1/2046	665,000	618,393
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	1,645,152
		6,467,356
Nevada 1.0%
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	964,901
5.0%, 7/1/2045	1,000,000	949,551
5.0%, 7/1/2051	1,000,000	935,105
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	16,000,000	1,971,267
		4,820,824
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (e)	751,308	165,288
Series A, 144A, 6.25%, 7/1/2042* (e)	909,917	200,182
		365,470
New Jersey 2.8%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	415,000	434,789

New Jersey, State Economic Development Authority Revenue, Series SSS, 5.25%, 6/15/2038 (b)	400,000	425,022
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,795,000	2,681,071
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,625,000	1,141,014
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,532,461
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	1,035,000	851,938
Series B, AMT, 3.25%, 12/1/2039	940,000	877,938
Series B, AMT, 3.5%, 12/1/2039	1,265,000	1,197,944
Series C, AMT, 5.0%, 12/1/2053	605,000	562,257
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	1,185,000	1,213,466
New Jersey, Transportation Trust Fund Authority, Series BB, 4.0%, 6/15/2040	2,025,000	1,974,652
		13,892,552
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	2,460,000	2,189,598
New York 8.8%
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	1,082,370
Series A, 4.0%, 11/1/2050	2,500,000	2,078,248
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	4,750,000	3,826,544
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	452,620
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 3.95% (d), 9/1/2023, LOC: Barclays Bank PLC	250,000	250,000
Series E-1, 3.95% (d), 9/1/2023, LOC: Barclays Bank PLC	10,900,000	10,900,000
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D2, 4.0%, 11/15/2048	3,500,000	3,148,403
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	500,000	439,726
Series A, 4.0%, 7/1/2052	590,000	506,349
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	500,000	443,513
AMT, 4.0%, 12/1/2042	1,200,000	1,090,084
AMT, 5.375%, 8/1/2036	900,000	917,344
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	595,000	602,437
Series B, 5.0%, 6/1/2048	2,800,000	2,572,729
New York City, NY, General Obligation, Series E-1, 5.0%, 4/1/2041	3,750,000	4,055,538
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	4,340,000	3,804,115
Series E-1, 3.0%, 11/1/2039	2,355,000	1,930,286
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	35,000,000	2,157,477
New York, NY, General Obligation, Series L-4, 4.25% (d), 9/1/2023, LOC: U.S. Bank NA	2,400,000	2,400,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028* (e)	2,125,000	1,593,750
		44,251,533

North Carolina 0.5%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 3.98% (d), 9/1/2023, LOC: Royal Bank of Canada	1,150,000	1,150,000
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	1,305,000	1,288,471
		2,438,471
Ohio 3.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	2,800,000	2,563,333
Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset, 4.0% (d), 9/7/2023, LOC: U.S. Bank NA	555,000	555,000
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,107,979
Series A, 5.0%, 1/1/2052	1,000,000	869,366
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	1,575,000	1,582,083
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
144A, AMT, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	701,472
144A, AMT, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	2,888,585
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	5,128,597
		15,396,415
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	1,545,000	1,429,837
Series A, 5.5%, 8/15/2041	1,360,000	1,278,985
Series A, 5.5%, 8/15/2044	1,445,000	1,347,578
		4,056,400
Pennsylvania 1.6%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	416,000	382,266
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	821,902
5.25%, 7/1/2041	900,000	814,756
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.45%, 6/1/2041	4,025,000	3,343,399
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A-2, 4.0%, 5/15/2043	875,000	810,854
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 132A, 3.5%, 4/1/2051	1,040,000	1,022,510
Pennsylvania, State Turnpike Commission Revenue, Series A-1, 5.0%, 12/1/2041	20,000	20,328
Philadelphia, PA, Authority For Industrial Development, Charter School Revenue, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2056	1,240,000	891,255
		8,107,270
South Carolina 0.9%
South Carolina, Public Service Authority Revenue, Series A, 4.0%, 12/1/2055	1,000,000	868,042
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	1,820,000	1,644,006
Series A, 4.0%, 12/1/2052	2,160,000	1,908,239
		4,420,287

South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	2,050,000	1,539,490
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 4.5% (d), 9/7/2023, LOC: U.S. Bank NA	100,000	100,000
		1,639,490
Tennessee 1.5%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	1,000,000	882,679
Series B, AMT, 4.0%, 7/1/2054	500,000	433,759
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	906,511
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	2,839,417
Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, Series B-1, 4.06% (d), 9/7/2023, LOC: Bank of America NA	400,000	400,000
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, 0%–4.0% 4/1/2031 (c)	750,000	661,468
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	1,200,000	1,241,539
		7,365,373
Texas 8.6%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	3,929,320
Zero Coupon, 1/1/2032	3,500,000	2,536,013
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	4,485,000	4,486,028
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	4,000,000	4,019,748
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	5,450,000	4,586,007
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	350,000	291,699
Series A, 5.0%, 10/1/2051	735,000	566,424
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	170,000	165,218
Series A, 4.0%, 8/1/2041, INS: BAM	235,000	221,735
Series A, 5.0%, 8/1/2038	2,830,000	2,799,107
Texas, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	1,275,000	1,253,613
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,003,527
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2049	150,000	116,898
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053* (e)	6,605,000	6,902,225
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,485,000	1,573,646
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	380,000	359,788
Series A, 4.0%, 12/31/2038	380,000	359,310
Series A, 4.0%, 6/30/2039	290,000	272,761
Series A, 4.0%, 6/30/2040	610,000	564,889

Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	3,020,000	3,127,444
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, Series A, AMT, 6.75%, 6/30/2043	2,220,000	2,223,948
		43,359,348
Utah 1.9%
Utah, Infrastructure Agency Telecommunication Revenue:
Series A, 4.0%, 10/15/2036	1,565,000	1,391,338
Series A, 4.0%, 10/15/2041	600,000	491,100
Series A, 4.0%, 10/15/2042	785,000	632,396
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	1,130,000	952,499
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	6,490,000	5,884,371
		9,351,704
Vermont 0.4%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael's College Inc., 144A, 5.5%, 10/1/2043	2,000,000	1,894,056
Virginia 3.5%
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	877,299
5.0%, 1/1/2046	1,530,000	1,224,808
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050* (e)	1,740,000	1,044,001
Series A, 5.375%, 9/1/2054* (e)	1,500,000	900,001
Virginia, Marquis Community Development Authority Revenue:
Series C, 9/1/2041*	11,070,000	27,675
Series B, 5.625%, 9/1/2041 (e) (f)	7,416,000	2,595,600
144A, 7.5%, 9/1/2045 (e) (f)	2,284,000	799,400
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,357,522
144A, 5.0%, 9/1/2045	4,650,000	4,277,619
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	1,205,000	1,042,569
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC, AMT, 4.0%, 1/1/2038	1,000,000	920,208
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	1,500,000	1,369,264
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2049	870,000	871,436
		17,307,402
Washington 2.8%
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	2,505,000	1,870,169
Series B, 3.0%, 7/1/2048	4,120,000	2,864,254
Series B, 3.0%, 7/1/2058	2,080,000	1,335,065
Washington, State Housing Finance Commission, Emerald Heights:
Series B-2, 4.0%, 7/1/2026	1,110,000	1,109,363
Series B-1, 4.75%, 7/1/2027	305,000	304,770

Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, Series A, 144A, Prerefunded, 7.375%, 1/1/2044	4,000,000	4,045,483
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	622,929
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,252,518
Series A, 144A, 5.0%, 7/1/2053	1,125,000	788,593
		14,193,144
Wisconsin 7.2%
Wisconsin, Health Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 3.95% (d), 9/1/2023, LOC: Barclays Bank PLC	3,750,000	3,750,000
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,150,000	3,830,457
Series B, 5.0%, 7/1/2048	1,910,000	1,411,268
Series B, 5.0%, 7/1/2053	2,875,000	2,054,327
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	6,000,000	5,100,824
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	1,878,753
5.0%, 7/1/2052	910,000	839,887
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, Series A, 144A, 5.0%, 6/15/2049	520,000	452,780
Wisconsin, Public Finance Authority, Green Bond, Fargo Moorhead, AMT, 4.0%, 3/31/2056	3,205,000	2,491,945
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 4.0%, 12/1/2051	1,290,000	974,235
Wisconsin, Public Finance Authority, Pollution Control Revenue, Duke Energy Progress Project, Seies A-2, 3.7% (a), 10/1/2046	2,700,000	2,693,843
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	250,000	203,421
144A, Prerefunded, 4.0%, 4/1/2042	5,000	5,390
144A, 4.0%, 4/1/2052	440,000	327,140
144A, Prerefunded, 4.0%, 4/1/2052	15,000	16,169
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	535,070
144A, 5.75%, 5/1/2054	3,570,000	2,862,993
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	5,000,000	4,940,180
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc., 144A, 5.0%, 10/1/2053	1,000,000	829,040
Wisconsin, State Health & Educational Facilities Authority Revenue, Froedtert Health Inc., Obligated Group, Series A, 4.0%, 4/1/2039	1,135,000	1,083,075
		36,280,797
Guam 0.6%
Guam, Antonio B. Won Pat International Airport Authority:
Series C, AMT, 6.25%, 10/1/2034	300,000	300,524
Series C, AMT, Prerefunded, 6.25%, 10/1/2034	200,000	200,349
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	655,000	651,954
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	775,000	776,421
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	835,000	836,532
		2,765,780

Puerto Rico 4.8%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 4.0%, 7/1/2042	5,000,000	4,290,301
Puerto Rico, Electric Power Authority Revenue, Series A, 5.0%, 7/1/2042* (e)	3,125,000	859,375
Puerto Rico, General Obligation:
Series A, Zero Coupon, 7/1/2024	41,737	40,221
Series A, Zero Coupon, 7/1/2033	3,602,431	2,194,981
Series A1, 4.0%, 7/1/2033	1,255,987	1,176,083
Series A1, 4.0%, 7/1/2035	230,098	211,474
Series A1, 4.0%, 7/1/2037	2,007,160	1,805,851
Series A1, 4.0%, 7/1/2041	2,098,773	1,814,928
Series A1, 5.375%, 7/1/2025	285,097	290,520
Series A1, 5.625%, 7/1/2027	282,516	294,651
Series A1, 5.75%, 7/1/2031	269,953	291,977
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, 4.75%, 7/1/2053	6,800,000	6,374,861
Series A-1, 5.0%, 7/1/2058	1,000,000	970,406
Puerto Rico, The Childrens Trust Fund, Tobacco Settlement Revenue, Series A, Zero Coupon, 5/15/2057	50,000,000	3,477,480
		24,093,109
Other 0.6%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	3,349,002	2,433,817
Nuveen AMT-Free Municipal Credit Income Fund, Series C, 4.92% (d), 9/1/2023	400,000	400,000
		2,833,817
Total Municipal Investments (Cost $537,376,426)		489,747,657

Corporate Bonds 1.0%
Consumer Discretionary
Grand Canyon University:
4.125%, 10/1/2024	3,000,000	2,838,150
5.125%, 10/1/2028	2,165,000	1,951,314
Total Corporate Bonds (Cost $5,020,988)		4,789,464

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.719% (g), 10/5/2023 (h) (Cost $547,549)	550,000	547,255

	Shares	Value ($)

Closed-End Investment Companies 0.4%
Nuveen Quality Municipal Income Fund (Cost $2,515,603)	172,000	1,869,640

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 4.18% (g) (Cost $25,568)	25,568	25,568

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $545,486,134)	99.1	496,979,584
Other Assets and Liabilities, Net	0.9	4,574,711
Net Assets	100.0	501,554,295

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	When-issued or delayed delivery securities included.
(c)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(d)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2023. Date shown reflects the earlier of demand date or stated maturity date.

(e)	Defaulted security or security for which income has been deemed uncollectible.
(f)	Security currently paying partial interest. The rate shown represents 50% of the original coupon rate.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At August 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
CBOT: Chicago Board of Trade
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
At August 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
CBOT U.S. Long Bond	USD	12/19/2023	100	12,019,379	12,168,750	(149,371)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$489,747,657	$—	$489,747,657
Corporate Bonds	—	4,789,464	—	4,789,464
Government & Agency Obligations	—	547,255	—	547,255
Closed-End Investment Companies	1,869,640	—	—	1,869,640
Open-End Investment Companies	25,568	—	—	25,568
Total	$1,895,208	$495,084,376	$—	$496,979,584

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(149,371)	$—	$—	$(149,371)
Total	$(149,371)	$—	$—	$(149,371)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Interest Rate Contracts	$(149,371)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSHYTFF-PH1
R-080548-2 (1/25)